Closed Block (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Information for Closed Block

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Liabilities:
Future policyholder benefits	$1,533	$1,571
Policyholder funds and accumulated dividends	136	137
Policyholder dividends payable	18	20
Policyholder dividend obligation	35	110
Other policy obligations and liabilities	38	25

Total liabilities	$1,760	$1,863

Assets:
Available-for-sale securities	$1,202	$1,294
Mortgage loans, net of allowance	220	220
Policy loans	124	128
Other assets	80	77

Total assets	$1,626	$1,719

Excess of reported liabilities over assets	$134	$144

Portion of above representing other comprehensive income:
(Decrease) Increase in unrealized gain on fixed maturity securities, available-for-sale	$(67)	$14
Adjustment to policyholder dividend obligation	67	(14)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$134	$144

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,202	$1,294
Amortized cost	1,181	1,206
Shadow policyholder dividend obligation	(21)	(88)

Net unrealized appreciation	$—	$—

Summary of Closed Block Operations

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2018	2017	2016
Revenues:
Premiums	$50	$53	$56
Net investment income	75	81	84
Realized investment (losses) gains	—	(1)	(3)
Realized losses credited to policyholder benefit obligation	(4)	(4)	(1)

Total revenues	$121	$129	$136

Benefits and expenses:
Policy and contract benefits	$121	$115	$125
Change in future policyholder benefits and interest credited to policyholder accounts	(38)	(32)	(36)
Policyholder dividends	36	39	40
Change in policyholder dividend obligation	(12)	(8)	(8)
Other expenses	1	1	1

Total benefits and expenses	$108	$115	$122

Total revenues, net of benefits and expenses, before federal income tax expense	$13	$14	$14
Federal income tax expense	3	5	5

Revenues, net of benefits and expenses and federal income tax expense	$10	$9	$9

Maximum future earnings from assets and liabilities:
Beginning of period	$144	$153	$162
Change during period	(10)	(9)	(9)

End of period	$134	$144	$153